Commitments and Contingencies (Details) - USD ($)			12 Months Ended
	Nov. 10, 2021	Jan. 05, 2021	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting discount (in Dollars per share)			$ 0.2
Gross proceeds, percentage			3.50%
Aggregate principal amount of convertible notes (in Dollars)	$ 55,000,000
Aggregate warrants (in Shares)	1,000,000
Conversion price percentage			130.00%
Treasury rate percentage			0.50%
Number of shares percentage			50.00%
Principal amount percentage			100.00%
Subscription agreements description			If the Company elects to pay interest in cash (“Cash Interest”), the interest on the Notes will accrue at a rate of 9.0% per annum and be payable in cash. If the Company elects to pay interest in kind (“PIK Interest”), the interest on the Notes will be increased to a rate of 11.0% per annum. PIK Interest will be payable either (x) by increasing the principal amount of the outstanding Notes by an amount equal to the amount of PIK Interest for the applicable interest period (rounded up to the nearest $1.00) or (y) if the Notes are no longer held as global notes, by issuing additional Notes in certificated form in an aggregate principal amount equal to the amount of PIK Interest for the period (rounded up to the nearest $1.00). Following an increase in the principal amount of the outstanding Notes as a result of a PIK Interest payment, the Notes will bear interest on such increased principal amount.
Exceeds per share (in Dollars per share)			$ 16.5
Founder shares percentage			50.00%
Sponsor support agreement description			(i) in the case of redemptions of public shares of 90% or more, 15% of the Sponsors’ founder shares that are owned immediately after the Closing will be subject to vesting, (ii) in the case of redemptions of public shares of between 80% and 90%, 10% of the Sponsors’ founder shares that are owned immediately after the Closing will be subject to vesting, (iii) in the case of redemptions of public shares of between 70% and 80%, 5% of the Sponsors’ founder shares that are owned immediately after the Closing will be subject to vesting and (iv) in the case of redemptions of public shares of less than 70%, none of the Sponsors’ founder shares will be subject to vesting. The Sponsors’ Earnout Shares will vest if, during the period from and after the Closing until the fifth anniversary of the Closing, the VWAP of New Presto common stock is greater than or equal to $12.50 for any 40 trading days within a period of 60 consecutive trading days.
Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Exercise price of per share (in Dollars per share)			$ 11.5
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional purchase of shares (in Shares)		2,250,000	2,250,000
Purchase price per share (in Dollars per share)		$ 10
Proceeds from initial public offering (in Dollars)			$ 3,450,000
Exercise price of per share (in Dollars per share)		$ 10
Equity Subscription Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate shares of common stock (in Shares)	1,500,000
Common stock per shares (in Dollars per share)	$ 10
Aggregate Base Consideration [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase price per share (in Dollars per share)			$ 10
Aggregate consideration (in Dollars)			$ 800,000,000
New Presto [Member]
Commitments and Contingencies (Details) [Line Items]
Merger agreement description			In addition to the Aggregate Base Consideration, Presto stockholders may be entitled to receive, as additional consideration, and without any action on behalf of the Company, Ventoux Merger Sub, Ventoux Merger Sub II or the Company’s stockholders, 15,000,000 additional shares of common stock of New Presto (the “Presto Earnout Shares”), to be issued as follows: (A) 7,500,000 Presto Earnout Shares, if, during the period from and after the Closing until the third anniversary of the Closing, the Volume Weighted Average Price (“VWAP” as defined in the Merger Agreement) of New Presto common stock is greater than or equal to $12.50 for any 20 trading days within a period of 30 consecutive trading days, and (B) an additional 7,500,000 Presto Earnout Shares, if, during the period from and after the Closing until the fifth anniversary of the Closing, the VWAP of New Presto common stock is greater than or equal to $15.00 for any 20 trading days within a period of 30 consecutive trading days.
Additional shares of common stock (in Shares)			15,000,000
Initial conversion price per share (in Dollars per share)	$ 13
Premium percentage	30.00%
Stockholders transfer percentage			50.00%